Shareholder Report, Holdings (Details)	May 31, 2025
C000030200 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030200 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030200 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030200 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030200 | High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030200 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030200 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030200 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000030200 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000030200 | U.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000030202 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030202 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030202 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030202 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030202 | High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030202 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030202 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030202 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000030202 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000030202 | U.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000030204 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030204 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030204 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030204 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030204 | High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030204 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030204 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030204 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000030204 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000030204 | U.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000030203 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030203 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030203 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030203 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030203 | High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030203 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030203 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030203 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000030203 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000030203 | U.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000157740 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000157740 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000157740 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000157740 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000157740 | High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157740 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000157740 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000157740 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000157740 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000157740 | U.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000030199 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030199 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030199 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030199 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030199 | High Yield Bond Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030199 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030199 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030199 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000030199 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000030199 | U.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	34.30%